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February 13, 2014 VIA EDGAR		Writer’s Direct Contact 212.468.8053 JBaris@mofo.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             The Victory Variable Insurance Funds
File Nos. 333-62051, 811-8979

Ladies and Gentlemen:

We understand that our client, The Victory Variable Insurance Funds (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) Post-Effective Amendment No. 25 under the Securities Act and No. 25 under the 1940 Act to its registration statement on Form N-1A (the “Amendment”).  This filing is being made to update and conform disclosure across various funds in the Victory Fund Complex.

The Amendment is being filed under Rule 485(a) under the Securities Act because of a change of control of Victory Capital Management Inc. (the “Adviser”) which took place on July 31, 2013.  A new Investment Advisory Agreement was approved by shareholders of the Registrant.

Audited financial data was not available at the time of preparation of the Amendment and will be provided in a filing under Rule 485(b) under the Securities Act.  Registrant expects that the Amendment will become effective automatically on April 15, 2014.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management, Inc.

Christopher K. Dyer, Victory Capital Management, Inc.

Erin G. Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

John A. Danko, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Shearman & Sterling LLP
Robert E. Putney, III
Isabelle Sajous